UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche MLP & Energy Infrastructure Fund
	Shares	Value ($)
Master Limited Partnerships 63.4%
Crude Oil & Refined Products 7.8%
Buckeye Partners LP	800	62,192
Shell Midstream Partners LP	1,000	39,060
Sunoco Logistics Partners LP	1,700	75,174

		176,426
Diversified Midstream 24.6%
Enbridge Energy Partners LP	2,700	105,813
Energy Transfer Equity LP	2,294	146,518
Energy Transfer Partners LP	1,600	95,168
Enterprise Products Partners LP	2,800	93,352
Plains All American Pipeline LP	2,400	119,736

		560,587
Fee-based Gathering & Processing 3.8%
Crestwood Midstream Partners LP	5,800	86,884
Natural Gas Pipelines & Storage 27.2%
Boardwalk Pipeline Partners LP	7,600	124,640
Cheniere Energy Partners LP	3,800	116,470
Columbia Pipeline Partners LP*	4,225	116,990
Dominion Midstream Partners LP	2,900	118,900
EQT Midstream Partners LP	700	58,254
Spectra Energy Partners LP	1,600	85,344

		620,598

Total Master Limited Partnerships (Cost $1,405,644)		1,444,495
Common Stocks 13.5%
Crude Oil & Refined Products 5.0%
Inter Pipeline Ltd.	4,300	114,199
Diversified Midstream 8.5%
Enbridge, Inc.	1,500	69,750
Pembina Pipeline Corp.	1,800	57,567
Spectra Energy Corp.	1,900	67,431

		194,748

Total Common Stocks (Cost $309,764)		308,947
Cash Equivalents 28.8%
Central Cash Management Fund, 0.06% (a) (Cost $657,085)	657,085	657,085

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,372,493) †	105.7	2,410,527
Other Assets and Liabilities, Net	(5.7)	(129,835)

Net Assets	100.0	2,280,692

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.
*	Non-income producing security.
†
The cost for federal income tax purposes was $2,372,493.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $38,034.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $60,329 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,295.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Master Limited Partnerships (b)	$1,444,495	$—	$—	$1,444,495
Common Stocks (b)	308,947			308,947
Short-Term Investments (b)	657,085	—	—	657,085

Total	$2,410,527	$—	$—	$2,410,527

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche MLP & Energy Infrastructure Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015